Loan Securitization (Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	$ 91,243
Subordinated Securities [Member]
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	47,702	[1]
Expected weighted-average life (in months)	3.4
Decrease in fair value from, 1 month reduction	237
Decrease in fair value from, 2 month reduction	476
Discount rate assumptions	5.97%
Decrease in fair value from, 100 basis point increase	(305)
Decrease in fair value from, 200 basis point increase	(608)
Residual Interests Held [Member]
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	42,293	[2]
Expected weighted-average life (in months)	3.4
Decrease in fair value from, 1 month reduction	(1,248)
Decrease in fair value from, 2 month reduction	(2,516)
Discount rate assumptions	8.75%	[3]
Decrease in fair value from, 100 basis point increase	(222)
Decrease in fair value from, 200 basis point increase	(443)
Credit loss assumptions	0.27%
Decrease in fair value from, 10% higher loss	(73)
Decrease in fair value from, 20% higher loss	(153)
Servicing Asset [Member]
Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans [Line Items]
Fair value of interest held	1,248	[2]
Expected weighted-average life (in months)	3.4
Decrease in fair value from, 1 month reduction	(181)
Decrease in fair value from, 2 month reduction	(363)
Discount rate assumptions	8.50%
Decrease in fair value from, 100 basis point increase	(3)
Decrease in fair value from, 200 basis point increase	$ (6)
Credit loss assumptions	0.27%

[1]	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
[2]	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.
[3]	Excludes the discount rate on cash reserve deposits deemed to be immaterial.